Vanguard Variable Insurance Fund Conservative
Allocation Portfolio

Vanguard Variable Insurance Fund Moderate
Allocation Portfolio

Supplement to the Prospectuses and Summary Prospectuses

Changes in Underlying Fund Allocations

Vanguard Variable Insurance Fund Conservative Allocation Portfolio and Vanguard Variable Insurance Fund Moderate Allocation Portfolio have each reallocated a portion of their bond exposure from domestic bonds to international bonds, as previously approved by the Portfolios’ board of trustees. To implement this change, each Portfolio has reallocated a portion of its bond holdings from Vanguard Variable Insurance Fund Total Bond Market Index Portfolio to Vanguard Total International Bond Index Fund.

The percentage of each Portfolio’s assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Portfolio’s overall allocation to bonds, and the Portfolios’ expense ratios have remained unchanged.

New Target Index for Underlying Fund

Effective immediately, Vanguard Total International Stock Index Fund, an underlying fund investment for Vanguard Variable Insurance Fund Conservative Allocation Portfolio and Vanguard Variable Insurance Fund Moderate Allocation Portfolio, has begun tracking its new target index, the FTSE Global All Cap ex US Index, as previously approved by the fund’s board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the fund’s market segment. In addition, Vanguard’s agreement with the new index provider may result in savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the fund’s current prospectus have not changed. The new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Please see the underlying fund’s prospectus for more information about the new target index.

Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Fund Conservative Allocation Portfolio

The text under “Primary Investment Strategies” is replaced with the following:

The Portfolio invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Portfolio’s assets to bonds and 40% to common stocks. The targeted percentage of the Portfolio’s assets allocated to each of the underlying funds is:

•	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	48%
•	Vanguard Variable Insurance Fund Equity Index Portfolio	22%
•	Vanguard Total International Stock Index Fund	12%
•	Vanguard Total International Bond Index Fund	12%
•	Vanguard Extended Market Index Fund	6%

The Portfolio’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Portfolio’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio’s assets invested in either of these two underlying funds may deviate slightly from the target allocation, the combination of the two underlying funds will equal approximately 28% of the Portfolio’s assets in the aggregate.

The first bullet under “Primary Risks” is replaced with the following:

  With a target allocation of approximately 60% of its assets in bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Portfolio is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Fund Moderate Allocation Portfolio

The text under “Primary Investment Strategies” is replaced with the following:

The Portfolio invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Portfolio’s assets to common stocks and 40% to bonds. The targeted percentage of the Portfolio’s assets allocated to each of the underlying funds is:

•	Vanguard Variable Insurance Fund Equity Index Portfolio	34%
•	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	32%
•	Vanguard Total International Stock Index Fund	18%
•	Vanguard Total International Bond Index Fund	8%
•	Vanguard Extended Market Index Fund	8%

The Portfolio’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Portfolio’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio’s assets invested in either of these two underlying funds may deviate slightly from the target allocation, the combination of the two underlying funds will equal approximately 42% of the Portfolio’s assets in the aggregate.

The second bullet under “Primary Risks” is replaced with the following:

  With a target allocation of approximately 40% of its assets in bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Portfolio is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes

The following replaces the first paragraph in the More on the Balanced Portfolios section:

The Balanced Portfolio invests in both stocks and bonds. The Conservative and Moderate Allocation Portfolios invest in shares of other Vanguard mutual funds to achieve exposure to stocks and bonds. The stock portion of the Balanced Portfolio is subject to investment style risk. The stock portion of each Portfolio is subject to stock market risk, while the bond portion of each Portfolio is subject to interest rate risk, income risk, credit risk, call risk, and prepayment risk. The bond portions of the Conservative and Moderate Allocation Portfolios are also subject to risks associated with investments in currency-hedged foreign bonds, including country/regional risk and currency hedging risk. Both portions of the Balanced Portfolio are subject to manager risk. Each Portfolio’s bond holdings help to reduce—but not eliminate—some of the stock market volatility experienced by the Portfolio. Likewise, changes in interest rates may not have as dramatic an effect on the Portfolios as they would on a portfolio made up entirely of bonds. Each Portfolio’s balanced holdings, in the long run, should result in less investment risk—and a lower investment return—than those of a portfolio investing exclusively in common stocks.

Within the same section, the first paragraph under the heading “Conservative and Moderate Allocation Portfolios” is replaced with the following:

The Allocation Portfolios are “funds of funds,” which means that each Portfolio achieves its objective by investing in other mutual funds rather than in individual securities. Each Portfolio separately invests a percentage of its assets in five other Vanguard stock and bond mutual funds. The trustees of the Fund allocate each Portfolio’s assets among the underlying funds. The trustees may authorize a Portfolio to invest in additional Vanguard funds without shareholder approval. Additionally, the trustees may increase or decrease the percentage of a Portfolio’s assets invested in any particular underlying fund without advance notice to shareholders.

Within the same section, the text preceding the “Asset Allocation” table is replaced with the following:

Each Allocation Portfolio invests in five underlying Vanguard funds to pursue a target allocation of stocks and bonds. The table that follows illustrates the asset allocation range for each Portfolio:

The following is added at the end of the More on the Balanced Portfolios section:

By owning shares of Vanguard Total International Bond Index Fund, each Allocation Portfolio indirectly invests in currency-hedged foreign bonds and is therefore subject to the risks associated with such investments, including country/regional risk and currency hedging risk.

The Conservative Allocation and Moderate Allocation Portfolios are subject to country/regional risk and currency hedging risk. Country/ regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies. Currency hedging risk is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Vanguard Total International Stock Index Fund (the “Fund”) is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited (“FTSE”) or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Global All Cap ex US Index (the “Index”) (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS VVIF 062013

Vanguard Variable Insurance Fund Conservative
Allocation Portfolio

Vanguard Variable Insurance Fund Moderate
Allocation Portfolio

Supplement to the Prospectus

Changes in Underlying Fund Allocations

Vanguard Variable Insurance Fund Conservative Allocation Portfolio and Vanguard Variable Insurance Fund Moderate Allocation Portfolio have each reallocated a portion of their bond exposure from domestic bonds to international bonds, as previously approved by the Portfolios’ board of trustees. To implement this change, each Portfolio has reallocated a portion of its bond holdings from Vanguard Variable Insurance Fund Total Bond Market Index Portfolio to Vanguard Total International Bond Index Fund.

The percentage of each Portfolio’s assets allocated to each of the underlying funds is described in the following pages. The allocation changes have not affected each Portfolio’s overall allocation to bonds, and the Portfolios’ expense ratios have remained unchanged.

New Target Index for Underlying Fund

Effective immediately, Vanguard Total International Stock Index Fund, an underlying fund investment for Vanguard Variable Insurance Fund Conservative Allocation Portfolio and Vanguard Variable Insurance Fund Moderate Allocation Portfolio, has begun tracking its new target index, the FTSE Global All Cap ex US Index, as previously approved by the fund’s board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the fund’s market segment. In addition, Vanguard’s agreement with the new index provider may result in savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the fund’s current prospectus have not changed. The new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Please see the underlying fund’s prospectus for more information about the new target index.

Prospectus Text Changes for Vanguard Variable Insurance Fund Conservative Allocation Portfolio

The text under “Primary Investment Strategies” is replaced with the following:

The Portfolio invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Portfolio’s assets to bonds and 40% to common stocks. The targeted percentage of the Portfolio’s assets allocated to each of the underlying funds is:

•	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	48%
•	Vanguard Variable Insurance Fund Equity Index Portfolio	22%
•	Vanguard Total International Stock Index Fund	12%
•	Vanguard Total International Bond Index Fund	12%
•	Vanguard Extended Market Index Fund	6%

The Portfolio’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Portfolio’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio’s assets invested in either of these two underlying funds may deviate slightly from the target allocation, the combination of the two underlying funds will equal approximately 28% of the Portfolio’s assets in the aggregate.

The first bullet under “Primary Risks” is replaced with the following:

  With a target allocation of approximately 60% of its assets in bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Portfolio is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard Variable Insurance Fund Moderate Allocation Portfolio

The text under “Primary Investment Strategies” is replaced with the following:

The Portfolio invests in other Vanguard mutual funds according to a fixed formula that reflects an allocation of approximately 60% of the Portfolio’s assets to common stocks and 40% to bonds. The targeted percentage of the Portfolio’s assets allocated to each of the underlying funds is:

•	Vanguard Variable Insurance Fund Equity Index Portfolio	34%
•	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	32%
•	Vanguard Total International Stock Index Fund	18%
•	Vanguard Total International Bond Index Fund	8%
•	Vanguard Extended Market Index Fund	8%

The Portfolio’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Portfolio’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio’s assets invested in either of these two underlying funds may deviate slightly from the target allocation, the combination of the two underlying funds will equal approximately 42% of the Portfolio’s assets in the aggregate.

The second bullet under “Primary Risks” is replaced with the following:

  With a target allocation of approximately 40% of its assets in bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Portfolio is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes

The following replaces the first paragraph in the Investing in Vanguard Variable Insurance Fund Allocation Portfolios section:

This prospectus provides information about the Vanguard Variable Insurance Fund Allocation Portfolios, two mutual funds that separately invest fixed percentages of assets in five other Vanguard stock and bond mutual funds. Because they invest in other funds, rather than in individual securities, each Portfolio is considered a “fund of funds.”

In the More on the Portfolios section, the text preceding the “Asset Allocation” table is replaced with the following:

Each Portfolio invests in five underlying Vanguard funds to pursue a target allocation of stocks and bonds. The table that follows illustrates the asset allocation range for each Portfolio:

Within the same section, the text under the heading “Market Exposure” is replaced with the following:

Each Portfolio invests in a different combination or proportion of a limited number of Vanguard funds: three equity funds and two bond funds. Designed as a balanced fund of funds for long-term investors, each Portfolio is diversified in terms of both asset class and investment style.

Each Portfolio’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

Within the same section, the first paragraph under the heading “Bonds” is replaced with the following:

By owning shares of other Vanguard mutual funds, each Portfolio indirectly invests, to varying degrees, in U.S. government, agency, and corporate bonds; mortgage-backed and asset-backed securities; and currency-hedged foreign bonds.

Within the same section, the following is added to the end of the text under the heading “Bonds”:

By owning shares of Vanguard Total International Bond Index Fund, each Portfolio is subject to risks associated with investments in currency-hedged foreign bonds.

Each Portfolio is subject to country/regional risk and currency hedging risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies. Currency hedging risk is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Within the same section, the following is added as the fifth bullet under the heading “Security Selection”:

  Vanguard Total International Bond Index Fund seeks to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) by investing in a representative sample of securities included in the Index. The Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized investment-grade foreign bonds, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between five and ten years. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the Fund will attempt to hedge its currency exposures

Vanguard Total International Stock Index Fund (the “Fund”) is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited (“FTSE”) or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Global All Cap ex US Index (the “Index”) (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 710A 062013